Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Property, plant and equipment, net	$ 3,010,351	$ 1,548,589	$ 1,549,565
Investment property	24,037	33,542	33,364
Non-current portion of biological assets	40,488	43,418
Revenue	1,427,734	1,518,907	1,298,871
Initial recognition and changes in fair value of biological assets and agricultural produce	95,610	143,081	87,858
Loss from changes in net realizable value of agricultural produce after harvest	6,439	(28,437)	1,838
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment, net	3,010,351	1,548,589
Investment property	24,037	33,542
Goodwill	227,770	20,242
Non-current portion of biological assets	40,488	43,418
Revenue	1,445,904	1,476,378	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	97,521	129,832	101,172
Loss from changes in net realizable value of agricultural produce after harvest	6,733	(25,840)	2,574
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment, net	2,219,285	904,340
Investment property	24,037	33,542
Goodwill	223,801	16,716
Non-current portion of biological assets	40,488	43,418
Revenue	488,950	480,662	402,205
Initial recognition and changes in fair value of biological assets and agricultural produce	36,995	83,400	6,469
Loss from changes in net realizable value of agricultural produce after harvest	7,631	(22,045)	3,341
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment, net	773,241	626,606
Investment property	0	0
Goodwill	3,969	3,526
Non-current portion of biological assets	0	0
Revenue	516,141	435,719	401,051
Initial recognition and changes in fair value of biological assets and agricultural produce	59,024	41,166	94,436
Loss from changes in net realizable value of agricultural produce after harvest	(609)	554	(156)
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment, net	17,825	17,643
Investment property	0	0
Goodwill	0	0
Non-current portion of biological assets	0	0
Revenue	432,894	551,179	632,165
Initial recognition and changes in fair value of biological assets and agricultural produce	1,502	5,266	267
Loss from changes in net realizable value of agricultural produce after harvest	(289)	(4,349)	(611)
Operating segments | Chile
Disclosure of geographical areas [line items]
Property, plant and equipment, net	0	0
Investment property	0	0
Goodwill	0	0
Non-current portion of biological assets	0	0
Revenue	7,919	8,818	7,020
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	$ 0	$ 0	$ 0